Discontinued operations (Narrative) (Details)		12 Months Ended
	Jul. 15, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)
Discontinued operations [Line Items]
Sales price								$ 19,896,000	¥ 130,000,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 1,505,000
Sales Revenue, Services, Net				$ 169,017,000	$ 136,442,000	$ 102,325,000
Shenzhen Xunyi Network Technology Corp., Ltd. [Member] | Minimum [Member] | Scenario, Forecast [Member]
Discontinued operations [Line Items]
Sales Revenue, Services, Net		$ 1,225,000	¥ 8,000,000
Xunlei Kankan [Member]
Discontinued operations [Line Items]
Sales price								$ 19,896,000	¥ 130,000,000
Web Game Business [Member]
Discontinued operations [Line Items]
Sales price				$ 640,000			¥ 4,180,000